LOAN FROM A THIRD PARTY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loan From Third Party [Abstract]
Principal of loan from third party	$ 2,185,569	$ 0
Accrued interest payable	67,303	0
Total	$ 2,252,872	$ 0